Earnings per ordinary share	12 Months Ended
Dec. 31, 2025
Earnings per ordinary share
Earnings per ordinary share

6 Earnings per ordinary share

Accounting policy

Earnings per share

Basic earnings per share is calculated by dividing the profit attributable to equity holders by the weighted average number of ordinary shares in issue during the year, excluding shares held by the Company in the Employees’ Share Trust or as treasury shares.

Diluted earnings per share

Diluted earnings per share is calculated by adjusting the basic earnings per share for the effect of conversion to ordinary shares associated with dilutive potential ordinary shares, which comprise share options and awards granted to employees.

The calculations of the basic and diluted earnings per ordinary share are based on the following attributable profit and numbers of shares:

	2025	2024	2023
	$ million	$ million	$ million
Earnings
Attributable profit for the year	625	412	263

The numerators used for basic and diluted earnings per ordinary share are the same. The denominators used for all categories of earnings per ordinary share are as follows:

	2025	2024	2023
Number of shares (millions)
Basic weighted number of shares	867	873	871
Dilutive impact of share incentive schemes outstanding	6	3	2
Diluted weighted average number of shares	873	876	873

Earnings per ordinary share
Basic	72.1¢	47.2¢	30.2¢
Diluted	71.6¢	47.0¢	30.1¢